Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Interest Dividend And Fee Income [Abstract]
FVTPL securities		$ 75	$ 192	$ 272	$ 368
FVOCI securities - realized gains (losses)	[1]	12	6	39	43
Impairment losses		(2)	0	(2)	0
Securities gains other than trading		$ 85	$ 198	$ 309	$ 411

[1]	Gains (losses) are net of (losses) gains on hedge contracts.